LEASES - Operating lease maturities (Details) ¥ in Thousands	Sep. 30, 2020 CNY (¥)
Maturities of lease liabilities
2021	¥ 356
2022	357
2023	357
2024	357
2025	357
Thereafter	1,446
Total	¥ 3,230